Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 01, 2023
Property, Plant and Equipment [Line Items]
Allowance for credit losses	$ 4,900,000				$ 6,500,000				$ 4,900,000	$ 6,500,000	$ 5,200,000
Goodwill impairment loss									0
Revenue recognized	$ 444,600,000	$ 403,600,000	$ 427,700,000	$ 388,500,000	$ 441,200,000	$ 398,800,000	$ 394,000,000	$ 356,300,000	1,664,400,000	1,590,300,000	1,400,800,000
Research and development expense									$ 20,500,000	$ 23,000,000	22,000,000
Operating lease, right-of-use asset, balance sheet location [Extensible Enumeration]					Other assets					Other assets
Operating Lease liability, current, balance sheet location [Extensible Enumeration]	Other current liabilities				Other current liabilities				Other current liabilities	Other current liabilities
Operating Lease liability, noncurrent, balance sheet location [Extensible Enumeration]	Other liabilities				Other liabilities				Other liabilities	Other liabilities
Equity Method Investments	$ 10,400,000								$ 10,400,000
Aerotech cash consideration												$ 808,200,000
Product
Property, Plant and Equipment [Line Items]
Revenue recognized									$ 1,498,000,000	$ 1,443,100,000	1,268,000,000
Minimum | Internal Use Software
Property, Plant and Equipment [Line Items]
Capitalized software costs, useful lives	3 years								3 years
Minimum | Acquired Intangible Assets
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives									4 years
Minimum | Land Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	20 years								20 years
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	20 years								20 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	3 years								3 years
Maximum | Internal Use Software
Property, Plant and Equipment [Line Items]
Capitalized software costs, useful lives	10 years								10 years
Maximum | Acquired Intangible Assets
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives									24 years
Maximum | Land Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	35 years								35 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	50 years								50 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, useful life	20 years								20 years
Over Time
Property, Plant and Equipment [Line Items]
Revenue recognized									$ 816,400,000	$ 794,000,000	$ 739,600,000
Over Time | Product
Property, Plant and Equipment [Line Items]
Revenue recognized									$ 615,200,000